Share capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital	Note 28: Share capital
Issued and fully paid ordinary share capital

Ordinary shares of £1 each[1]	2025 Number of shares	2024 Number of shares	2023 Number of shares	2025 £m	2024 £m	2023 £m
At 1 January and 31 December	1,574,285,752	1,574,285,752	1,574,285,752	1,574	1,574	1,574
1Ordinary shares represent effectively 100% of total share capital in issue as the issued preference shares represent below 0.01%.
Ordinary shares
The holders of ordinary shares are entitled to receive the Bank’s report and accounts, attend, speak and vote at general meetings and appoint proxies to exercise voting rights. Holders of ordinary shares may also receive a dividend (subject to the provisions of the Bank’s articles of association) and in the event of a winding-up, may share in the assets of the Bank.
Issued and fully paid preference shares
The Bank has in issue one class of preference shares which are classified as liabilities under accounting standards and which are included in note
27.